SUBSEQUENT EVENT (Details) - Subsequent event	Jul. 19, 2018 $ / shares
SUBSEQUENT EVENT
Common stock, dividends declared (in dollars per share)	$ 0.40
Annual dividend
SUBSEQUENT EVENT
Common stock, dividends declared (in dollars per share)	0.27
Special cash dividend
SUBSEQUENT EVENT
Common stock, dividends declared (in dollars per share)	$ 0.13
Minimum
SUBSEQUENT EVENT
Percentage of dividend (in percentage)	15.00%
Maximum
SUBSEQUENT EVENT
Percentage of dividend (in percentage)	25.00%
American depositary shares ("ADS")
SUBSEQUENT EVENT
Common stock, dividends declared (in dollars per share)	$ 0.40
American depositary shares ("ADS") | Annual dividend
SUBSEQUENT EVENT
Common stock, dividends declared (in dollars per share)	0.27
American depositary shares ("ADS") | Special cash dividend
SUBSEQUENT EVENT
Common stock, dividends declared (in dollars per share)	$ 0.13